Strategy Shares Gold-Hedged Bond ETF

a series of

Strategy Shares

Incorporated herein by reference is the prospectus for Strategy Shares Gold-Hedged Bond ETF that was filed pursuant to Rule 497(c) under the Securities Act of 1933 on May 17, 2021 (SEC Accession No. 0001580642-21-002385).